UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09161

Nuveen California Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/29

Date of reporting period:         11/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Dividend Advantage Municipal Fund (NAC)
	November 30, 2015 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 144.6% (99.2% of Total Investments)

	MUNICIPAL BONDS – 144.6% (99.2% of Total Investments)

	Consumer Staples – 7.6% (5.2% of Total Investments)
$ 3,305	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	Baa1	$ 3,305,562
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
11,840	5.600%, 6/01/36	12/18 at 100.00	B	11,733,203
13,060	5.650%, 6/01/41	12/18 at 100.00	B2	12,834,976
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma
	County Tobacco Securitization Corporation, Series 2005:
1,855	4.250%, 6/01/21	12/15 at 100.00	BBB+	1,855,019
3,500	5.250%, 6/01/45	12/15 at 100.00	B–	3,232,775
3,995	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	12/15 at 100.00	Baa1	3,995,280
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
5,265	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	5/16 at 100.00	BBB+	5,357,243
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	6/16 at 15.78	B	2,669,250
	Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
13,375	5.000%, 6/01/33	6/17 at 100.00	B	12,201,478
17,775	5.750%, 6/01/47	6/17 at 100.00	B	16,468,182
5,075	5.125%, 6/01/47	6/17 at 100.00	B	4,323,596
45,585	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B	41,451,804
	Bonds, Series 2007A-2, 5.300%, 6/01/37
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
8,500	5.375%, 6/01/38	12/15 at 100.00	B–	7,617,360
1,250	5.500%, 6/01/45	12/15 at 100.00	B–	1,137,650
159,380	Total Consumer Staples			128,183,378
	Education and Civic Organizations – 3.8% (2.6% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,475,046
	Laboratory, Series 2012, 5.000%, 7/01/37
3,000	California Educational Facilities Authority, Revenue Bonds, Dominican University, Series 2006,	12/16 at 100.00	Baa3	3,089,220
	5.000%, 12/01/36
4,075	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	2/20 at 100.00	Aa3	4,562,248
	2010, 5.000%, 2/01/40
605	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	4/16 at 100.00	A3	605,883
	2005A, 5.000%, 10/01/35
2,165	California Educational Facilities Authority, Revenue Bonds, University of San Francisco,	10/21 at 100.00	A2	2,642,209
	Series 2011, 6.125%, 10/01/36
10,000	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/17 at 100.00	Aa1	10,558,900
	Series 2007A, 4.500%, 10/01/33 (UB)
2,470	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	3,523,109
	Tender Option Bond Trust 09-11B, 17.981%, 10/01/38 (IF) (4)
2,740	California Infrastructure and Economic Development Bond Bank, Revenue Bonds, Scripps Research	1/16 at 100.00	Aa3	2,750,823
	Institute, Series 2005A, 5.000%, 7/01/24
3,980	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education	6/22 at 102.00	N/R	4,496,445
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013,	10/23 at 100.00	Baa1	1,081,320
	5.000%, 10/01/38
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	A–	2,857,850
	6.250%, 6/01/40
6,000	California State Public Works Board, Lease Revenue Bonds, California State University	4/16 at 100.00	Aa3	6,025,500
	Projects, Series 1997C, 5.400%, 10/01/22
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/16 at 100.00	A1	4,054,040
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
5,000	California State University, Systemwide Revenue Bonds, Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	5,829,000
2,750	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for	11/24 at 100.00	AA	3,078,295
	Research on Aging, Series 2014, 5.000%, 11/15/44 – AGM Insured
4,300	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	4,839,951
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
1,815	California Statewide Communities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	2,108,286
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
58,625	Total Education and Civic Organizations			64,578,125
	Health Care – 25.6% (17.5% of Total Investments)
3,705	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp	8/23 at 100.00	AA–	4,149,859
	HealthCare, Series 2014A, 5.000%, 8/01/43
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36	3/21 at 100.00	Ba3	3,302,310
715	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health,	8/25 at 100.00	AA–	815,236
	Refunding Series 2015A, 5.000%, 8/15/43
16,405	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	7/20 at 100.00	AA	18,205,121
	Angeles, Series 2010A, 5.250%, 7/01/38 – AGC Insured
5,100	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	5,738,979
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services,	No Opt. Call	AA–	1,389,150
	Series 2012A, 5.000%, 10/01/33
3,135	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	3,563,617
	Series 2014A, 5.000%, 10/01/38
6,200	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	6,961,422
	Series 2014B, 5.000%, 10/01/44
6,420	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	AA–	7,156,310
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/19 at 100.00	AA–	3,414,180
	Series 2009A, 5.750%, 7/01/39
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A:
7,250	5.250%, 11/15/46	11/16 at 100.00	AA–	7,488,453
49,980	5.250%, 11/15/46 (UB)	11/16 at 100.00	AA–	51,623,843
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2011B:
2,470	6.000%, 8/15/42	8/20 at 100.00	AA–	2,957,208
6,530	6.000%, 8/15/42 (UB)	8/20 at 100.00	AA–	7,818,043
3,795	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	4,152,906
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,190	5.250%, 2/01/27	2/17 at 100.00	A–	4,348,759
6,550	5.250%, 2/01/46	No Opt. Call	A–	6,695,410
1,200	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	1,269,204
	University Medical Center, Series 2014A, 5.250%, 12/01/44
3,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health	3/26 at 100.00	A	3,336,840
	System/West, Series 2015A, 5.000%, 3/01/45
1,335	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	1,484,974
	Hospital, Refunding Series 2014B, 5.000%, 7/01/44
21,090	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	4/22 at 100.00	A+	23,545,298
	Series 2012A, 5.000%, 4/01/42
7,190	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA	9,124,913
	System, Trust 2554, 18.504%, 7/01/47 – AGM Insured (IF)
23,125	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	27,297,213
	2011A, 6.000%, 8/15/42
1,440	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	1,491,350
	Los Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
13,350	5.250%, 7/01/24	1/16 at 100.00	CCC	12,039,297
7,405	5.250%, 7/01/30	1/16 at 100.00	CCC	6,688,122
150	5.250%, 7/01/35	1/16 at 100.00	CCC	135,612
10,000	5.000%, 7/01/39	1/16 at 100.00	CCC	9,048,400
3,230	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,321,538
	Series 2001C, 5.250%, 8/01/31
	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,
	Series 2006:
24,220	5.000%, 3/01/41	3/16 at 100.00	A+	24,442,824
2,355	5.250%, 3/01/45	3/16 at 100.00	A+	2,378,574
9,980	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	AA+	10,082,295
	Series 2006, 5.000%, 3/01/41 – BHAC Insured (UB)
3,385	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	AA–	3,859,509
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health,
	Series 2003A:
200	5.000%, 8/15/38 – AMBAC Insured	8/17 at 100.00	AA–	211,864
17,470	5.000%, 8/15/38 – AMBAC Insured (UB) (4)	8/17 at 100.00	AA–	18,506,320
5,000	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	5/18 at 100.00	AA–	5,415,850
	2008B, 5.250%, 11/15/48
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	AA–	5,165,343
	Option Bond Trust 3102, 19.123%, 11/15/46 (IF) (4)
8,615	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	9,575,831
	California, Series 2010, 5.375%, 3/15/36
6,200	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	3/16 at 100.00	AA–	6,220,460
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
11,400	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	BBB	12,485,850
	5.250%, 1/01/42
740	Oak Valley Hospital District, Stanislaus County, California, Revenue Bonds, Series 2010A,	11/20 at 100.00	BB	777,318
	6.500%, 11/01/29
	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009:
10,500	6.625%, 11/01/29	11/19 at 100.00	Ba1	11,584,440
6,885	6.750%, 11/01/39	11/19 at 100.00	Ba1	7,619,216
27,035	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	28,731,987
	6.000%, 11/01/41
17,225	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	17,792,219
	Center, Series 2007A, 5.000%, 7/01/38
11,750	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	14,306,800
	7.500%, 12/01/41
2,600	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/17 at 101.00	AA–	2,723,682
	2009E, 5.000%, 5/15/38
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A–	12,363,957
	2011, 6.500%, 1/01/41
403,035	Total Health Care			432,807,906
	Housing/Multifamily – 1.7% (1.2% of Total Investments)
8,965	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	10,067,426
	Series 2010A, 6.400%, 8/15/45
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects
	Series 2012A:
6,540	5.125%, 8/15/32	8/22 at 100.00	BBB	7,157,899
3,580	5.500%, 8/15/47	8/22 at 100.00	BBB	3,989,194
2,980	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	3,453,403
	Series 2012B, 7.250%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
590	5.250%, 8/15/39	8/24 at 100.00	BBB	662,187
1,590	5.250%, 8/15/49	8/24 at 100.00	BBB	1,778,606
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta	5/22 at 100.00	A–	1,318,166
	Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39
25,475	Total Housing/Multifamily			28,426,881
	Housing/Single Family – 1.4% (1.0% of Total Investments)
16,790	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2006M,	2/16 at 100.00	A	16,809,141
	4.625%, 8/01/26 (Alternative Minimum Tax)
4,870	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	A	4,949,576
	5.050%, 2/01/29 (Alternative Minimum Tax)
2,395	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Tender Option Bond	2/17 at 100.00	A	2,422,662
	Trust 3206, 9.634%, 2/01/29 (Alternative Minimum Tax) (IF)
365	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	A	371,391
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
100	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%, 2/01/42	2/16 at 100.00	A	100,566
	(Alternative Minimum Tax)
24,520	Total Housing/Single Family			24,653,336
	Industrials – 0.2% (0.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	4,297,408
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
5,120	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	N/R	16,128
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax) (5)
9,175	Total Industrials			4,313,536
	Long-Term Care – 0.5% (0.3% of Total Investments)
7,000	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	8,118,670
	Bonds, Channing House, Series 2010, 6.125%, 5/15/40
175	California Statewide Community Development Authority, Certificates of Participation, Internext	4/16 at 100.00	BBB+	175,737
	Group, Series 1999, 5.375%, 4/01/17
7,175	Total Long-Term Care			8,294,407
	Tax Obligation/General – 35.3% (24.2% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,159,296
	2004A, 0.000%, 8/01/25 – AGM Insured
3,000	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	8/22 at 100.00	Aa3	3,488,190
	Refunding Series 2012A, 5.000%, 8/01/29 – AGM Insured
2,325	Baldwin Park Unified School District, Los Angeles County, California, General Obligation	8/16 at 50.16	A+	1,145,900
	Bonds, Election 2002 Series 2006, 0.000%, 8/01/30 – AMBAC Insured
8,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2013,	No Opt. Call	AA–	9,408,320
	5.000%, 2/01/29
5,245	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	AA–	6,016,277
	5.000%, 9/01/36
	California State, General Obligation Bonds, Various Purpose Refunding Series 2014:
4,690	5.000%, 8/01/31	8/24 at 100.00	AA–	5,490,958
4,000	5.000%, 8/01/33	8/24 at 100.00	AA–	4,649,640
12,000	5.000%, 10/01/33	10/24 at 100.00	AA–	13,981,920
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
2,875	5.000%, 8/01/32	2/25 at 100.00	AA–	3,378,183
4,000	5.000%, 8/01/34	8/25 at 100.00	AA–	4,700,040
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 –	5/16 at 100.00	Aa3	140,636
	FGIC Insured
3,200	California State, General Obligation Bonds, Various Purpose Series 2008, 5.125%, 4/01/33	4/18 at 100.00	AA–	3,504,000
	California State, General Obligation Bonds, Various Purpose Series 2009:
64,195	6.000%, 11/01/39	11/19 at 100.00	AA–	76,474,216
5,005	5.500%, 11/01/39	11/19 at 100.00	AA–	5,799,444
	California State, General Obligation Bonds, Various Purpose Series 2010:
14,000	6.000%, 3/01/33	3/20 at 100.00	AA–	16,816,380
13,100	5.500%, 3/01/40	3/20 at 100.00	AA–	15,156,962
10,605	5.250%, 11/01/40	11/20 at 100.00	AA–	12,368,930
	California State, General Obligation Bonds, Various Purpose Series 2011:
7,215	5.250%, 10/01/28	No Opt. Call	AA–	8,566,009
10,520	5.000%, 9/01/31	No Opt. Call	AA–	12,109,362
12,725	5.000%, 9/01/41	9/21 at 100.00	AA–	14,339,294
14,915	5.000%, 10/01/41	10/21 at 100.00	AA–	16,832,622
	California State, General Obligation Bonds, Various Purpose Series 2013:
7,475	5.000%, 4/01/37	4/23 at 100.00	AA–	8,569,116
7,255	5.000%, 2/01/43	No Opt. Call	AA–	8,224,486
15,145	5.000%, 4/01/43	4/23 at 100.00	AA–	17,211,081
5,000	5.000%, 11/01/43	11/23 at 100.00	AA–	5,730,500
	California State, General Obligation Bonds, Various Purpose Series 2014:
22,970	5.000%, 5/01/32	5/24 at 100.00	AA–	26,699,180
8,910	5.000%, 10/01/39	10/24 at 100.00	AA–	10,246,500
10,245	5.000%, 12/01/43	12/23 at 100.00	AA–	11,755,933
16,785	4.000%, 11/01/44	11/24 at 100.00	AA–	17,501,384
	California State, General Obligation Bonds, Various Purpose Series 2015:
9,500	5.000%, 3/01/45	3/25 at 100.00	AA–	10,867,905
4,780	5.000%, 8/01/45	8/25 at 100.00	AA–	5,494,801
3,550	Centinela Valley Union High School District, Los Angeles County, California, General	No Opt. Call	AA–	4,144,519
	Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured
25,000	Desert Community College District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	5,039,750
	Election 2004 Series 2007C, 0.000%, 8/01/46 – AGM Insured
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General	No Opt. Call	AA	6,299,944
	Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds,	No Opt. Call	AA	3,212,309
	Series 2010, 0.000%, 8/01/45 – AGM Insured
15,335	Los Angeles Community College District, California, General Obligation Bonds, Series 2015A,	8/24 at 100.00	AA+	18,109,408
	5.000%, 8/01/31
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,
	Refunding Series 2014C:
5,000	5.000%, 7/01/29	No Opt. Call	Aa2	5,968,950
10,000	5.000%, 7/01/30	No Opt. Call	Aa2	11,844,400
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA–	2,893,206
	Series 2001B, 0.000%, 8/01/27 – FGIC Insured
10,765	North Orange County Community College District, California, General Obligation Bonds, Election	No Opt. Call	Aa1	7,675,445
	of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General	8/37 at 100.00	AA	902,073
	Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 – AGM Insured
1,250	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012	8/23 at 100.00	AA	1,394,688
	Series 2013B, 5.000%, 8/01/43 – AGM Insured
2,575	Oxnard School District, Ventura County, California, General Obligation Refunding Bonds, Series	2/22 at 103.00	AA–	3,160,864
	2001A, 5.750%, 8/01/30 – NPFG Insured
5,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	8/23 at 100.00	Aa2	5,578,750
	Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43
8,250	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	8,408,318
	NPFG Insured
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	8,188,040
	2008 Series 2009B, 0.000%, 8/01/44
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series	8/21 at 100.00	AA+	7,475,715
	2011, 5.000%, 8/01/41
1,850	San Juan Capistano, California, General Obligation Bonds, Open Space Program, Tender Option	No Opt. Call	AAA	2,757,832
	Bond Trust 2015-XF0048, 17.948%, 8/01/17 (IF)
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds,	No Opt. Call	AA+	3,483,026
	Series 2004B, 0.000%, 8/01/27 – FGIC Insured
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties,	No Opt. Call	Aa3	2,775,256
	California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured
5,245	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	5,955,330
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
4,175	Southwestern Community College District, San Diego County, California, General Obligation	No Opt. Call	Aa2	3,176,340
	Bonds, Series 2004, 0.000%, 8/01/25 – FGIC Insured
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds,	No Opt. Call	AA	16,143,920
	Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	Aa3	5,634,533
4,830	5.500%, 8/01/40	8/24 at 100.00	Aa3	5,713,166
	Washington Township Health Care District, Alameda County, California, General Obligation
	Bonds, 2012 Election Series 2013A:
2,820	5.500%, 8/01/38	8/24 at 100.00	Aa3	3,352,190
1,750	5.500%, 8/01/40	8/24 at 100.00	Aa3	2,069,988
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/22 at 100.00	Aa3	2,286,743
	2012C, 5.000%, 8/01/26
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	81,453,980
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
2,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	2,801,616
	2011C, 5.250%, 8/01/47
655,020	Total Tax Obligation/General			597,727,764
	Tax Obligation/Limited – 32.3% (22.2% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	4/16 at 100.00	N/R	1,554,955
	10/01/36 – AMBAC Insured
3,370	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	4/16 at 100.00	AA	3,372,797
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &
	Rehabilitation, Series 2013G:
5,000	5.250%, 9/01/30	9/23 at 100.00	A+	5,959,550
11,000	5.250%, 9/01/32	9/23 at 100.00	A+	13,042,810
7,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/24 at 100.00	A+	8,012,410
	Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New	10/24 at 100.00	A+	19,931,713
	Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	No Opt. Call	A+	1,157,670
	Various Projects Series 2013A, 5.000%, 3/01/30
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba	6/23 at 100.00	A+	1,156,000
	City Courthouse, Series 2013D, 5.000%, 6/01/32
10,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A+	12,406,718
	2009G-1, 5.750%, 10/01/30
6,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	8,228,227
	2009-I, 6.375%, 11/01/34
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A+	3,024,233
	2012A, 5.000%, 4/01/33
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	11,388,472
	2013I, 5.000%, 11/01/38
9,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	9/24 at 100.00	A+	10,301,670
	2014E, 5.000%, 9/01/39
2,905	Carson Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	10/19 at 100.00	A–	3,388,043
	Series 2009A, 7.000%, 10/01/36
3,205	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	3,264,485
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
470	5.650%, 8/01/18	2/16 at 100.00	N/R	471,058
2,765	5.700%, 8/01/28	2/16 at 100.00	N/R	2,767,571
4,480	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	2/16 at 100.00	AA	4,486,138
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
4,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	3/16 at 100.00	A+	4,264,578
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,595	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	3/16 at 100.00	A+	1,598,716
	Redevelopment Project, Series 2003A, 5.375%, 9/01/25 – AMBAC Insured
6,655	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	4/16 at 100.00	A	6,722,349
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
1,555	Fontana, California, Special Tax Bonds, Community Facilities District 2 Heritage Village,	3/16 at 100.00	AA–	1,575,231
	Refunding Series 1998A, 5.250%, 9/01/17 – NPFG Insured
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights,	9/22 at 100.00	A–	1,104,020
	Refunding Series 2012, 5.000%, 9/01/32
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/23 at 100.00	A+	1,150,140
	Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30
75,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	84,717,791
	Asset-Backed Revenue Bonds, Series 2015A, 5.000%, 6/01/45
2,000	Government of Guam, Business Privilege Tax Bonds, Series 2015D, 5.000%, 11/15/32	11/25 at 100.00	A	2,243,240
	Hawthorne Community Redevelopment Agency, California, Tax Allocation Bonds, Project Area 2,
	Series 2006:
1,770	5.000%, 9/01/26 – SYNCORA GTY Insured	9/16 at 100.00	N/R	1,793,152
3,865	5.250%, 9/01/36 – SYNCORA GTY Insured	9/16 at 100.00	N/R	3,927,342
	Hesperia Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2005A:
1,750	5.000%, 9/01/25 – SYNCORA GTY Insured	3/16 at 100.00	BBB–	1,751,873
6,690	5.000%, 9/01/35 – SYNCORA GTY Insured	3/16 at 100.00	BBB–	6,692,743
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,559,445
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
2,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/23 at 100.00	AA	2,722,600
	Participation, Series 2013A, 5.000%, 2/01/38 – BAM Insured
4,500	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	No Opt. Call	N/R	4,948,425
	Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
1,460	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	1,500,938
2,435	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	2,497,117
2,075	5.000%, 5/01/25 – AMBAC Insured	5/17 at 100.00	BBB+	2,124,053
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
1,475	5.000%, 9/01/26	9/16 at 100.00	N/R	1,500,754
3,395	5.125%, 9/01/36	9/16 at 100.00	N/R	3,449,286
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A–	604,910
1,900	5.000%, 9/01/30	9/24 at 100.00	A–	2,154,543
1,220	5.000%, 9/01/31	9/24 at 100.00	A–	1,379,466
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A,	9/25 at 100.00	BBB+	2,141,253
	5.000%, 9/01/43
675	Lammersville School District, San Joaquin County, California, Special Tax Bonds, Community	9/16 at 100.00	N/R	687,022
	Facilities District 2002 Mountain House, Series 2006, 5.125%, 9/01/35
12,820	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	3/16 at 100.00	A1	12,841,922
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
5,080	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple	No Opt. Call	AA	5,734,558
	Capital Facilities Project II, Series 2012, 5.000%, 8/01/42
1,625	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series	9/21 at 100.00	A–	2,013,473
	2011A, 6.750%, 9/01/26
1,900	Modesto, California, Special Tax Bonds, Community Facilities District 2004-1 Village One 2,	9/24 at 100.00	BBB–	2,148,349
	Refunding Series 2014, 5.000%, 9/01/31
5,720	Murrieta Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A, 5.000%,	8/17 at 100.00	AA–	5,845,554
	8/01/37 – NPFG Insured
1,850	Murrieta, California, Special Tax Bonds, Community Facilities District 2000-2, The Oaks	3/16 at 100.00	N/R	1,854,921
	Improvement Area A, Series 2004A, 5.900%, 9/01/27
	National City Community Development Commission, California, Tax Allocation Bonds, National
	City Redevelopment Project, Series 2011:
3,250	6.500%, 8/01/24	8/21 at 100.00	A–	4,048,525
3,000	7.000%, 8/01/32	8/21 at 100.00	A–	3,760,290
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,113,060
	7.000%, 3/01/34
	Norco Redevelopment Agency, California, Tax Allocation Refunding Bonds, Project Area 1,
	Refunding Series 2010:
3,775	5.875%, 3/01/32	3/20 at 100.00	A+	4,396,705
1,500	6.000%, 3/01/36	3/20 at 100.00	A+	1,756,680
1,210	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,462,975
	Project, Series 2011, 6.750%, 9/01/40
695	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	2/16 at 100.00	AA–	697,919
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
29,800	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AA–	36,903,724
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
1,180	Ontario, California, Special Tax Bonds, Community Facilities District 5, Freeway Interchange	3/16 at 100.00	N/R	1,193,782
	Project, Series 1997, 6.375%, 9/01/17
1,000	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged	12/15 at 100.00	A–	1,003,790
	Redevelopment Project Areas, Series 2004, 5.000%, 12/01/24 – AMBAC Insured
1,365	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District	9/23 at 100.00	N/R	1,471,620
	2001-1, Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
8,520	5.250%, 9/01/30	9/23 at 100.00	N/R	9,187,968
7,655	5.750%, 9/01/39	9/23 at 100.00	N/R	8,307,818
8,990	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/15 at 100.00	N/R	9,005,373
15,070	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	16,436,096
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A	6,593,825
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
13,655	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,032,137
	8/01/45 – NPFG Insured
3,920	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	4,458,843
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	3/16 at 100.00	AA–	1,505,925
1,500	5.000%, 9/01/20 – NPFG Insured	3/16 at 100.00	AA–	1,505,820
3,375	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215	10/20 at 100.00	A–	3,954,724
	Corridor Redevelopment Project Area, Series 2010E, 6.500%, 10/01/40
705	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	865,930
	Area, Series 2011B, 6.500%, 10/01/25
2,885	Riverside County Redevelopment Agency, California, Tax Allocation Housing Bonds, Series 2010A,	10/20 at 100.00	A	3,331,108
	6.000%, 10/01/39
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott
	Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	601,526
710	5.000%, 9/01/42	9/22 at 100.00	N/R	751,755
35	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	2/16 at 100.00	N/R	35,293
	Series 1991A, 8.000%, 2/01/18
3,540	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA–	3,617,703
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured
2,645	Roseville, California, Special Tax Bonds, Community Facilities District 1 Fiddyment Ranch,	3/16 at 100.00	N/R	2,653,332
	Series 2005, 5.050%, 9/01/30
385	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding	9/25 at 100.00	N/R	417,217
	Series 2015, 5.000%, 9/01/31
	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A:
7,690	5.400%, 11/01/20 – AMBAC Insured	No Opt. Call	A+	8,456,770
855	5.400%, 11/01/20 – NPFG Insured	No Opt. Call	AA–	942,903
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown	No Opt. Call	AA–	2,109,658
	Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured
475	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	509,951
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40 (WI/DD, Settling 12/03/15)
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	2,387,485
	Refunding Series 2012A, 5.000%, 4/01/42
10,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/24 at 100.00	AAA	11,698,100
	Series 2014A, 5.000%, 4/01/34
1,535	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	1,627,284
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
2,000	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	2,285,740
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
575	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	694,571
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
575	7.000%, 8/01/33	2/21 at 100.00	BBB+	691,288
715	7.000%, 8/01/41	2/21 at 100.00	BBB+	859,602
255	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 100.00	N/R	278,080
	Improvements, Special Tax Refunding Bonds, Series 2013A, 5.000%, 8/01/33
9,435	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/16 at 100.00	AA	9,473,778
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
2,750	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	3,032,233
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Refunding Series 2006D:
695	5.000%, 8/01/19 – AMBAC Insured	8/17 at 100.00	BBB+	739,960
910	5.000%, 8/01/21 – AMBAC Insured	8/17 at 100.00	BBB+	966,520
1,365	5.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	BBB+	1,441,385
2,765	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/16 at 100.00	AA–	2,811,563
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2004A:
370	4.360%, 8/01/16 – NPFG Insured	2/16 at 100.00	AA–	371,206
700	4.440%, 8/01/17 – NPFG Insured	2/16 at 100.00	AA–	702,331
1,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	2/16 at 100.00	AA–	1,003,880
	Project, Series 2005A, 5.000%, 8/01/27 – NPFG Insured
	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment
	Project, Series 2006C:
2,200	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA–	2,336,642
4,710	5.000%, 8/01/25 – NPFG Insured	8/17 at 100.00	AA–	4,992,836
1,825	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/18 at 100.00	BBB+	2,022,593
	Project, Series 2008B, 6.250%, 8/01/20
7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project	3/21 at 100.00	AA–	9,518,146
	Area, Series 2011A, 6.750%, 9/01/28
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	3/16 at 100.00	AA–	2,777,895
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,
	Series 2003:
4,625	5.000%, 6/01/17 – NPFG Insured	12/15 at 100.00	AA–	4,726,241
2,695	5.000%, 6/01/20 – NPFG Insured	12/15 at 100.00	AA–	2,753,994
1,500	5.000%, 6/01/21 – NPFG Insured	12/15 at 100.00	AA–	1,532,835
2,840	5.000%, 6/01/23 – NPFG Insured	12/15 at 100.00	AA–	2,902,168
960	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	1,084,416
	7.000%, 10/01/26
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities
	District 03-02 Roripaugh, Series 2006:
4,360	5.450%, 9/01/26	3/16 at 100.00	N/R	4,368,197
2,315	5.500%, 9/01/36	3/16 at 100.00	N/R	2,315,972
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,635,653
	Bonds Series 2011A, 7.000%, 8/01/39
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds,	9/22 at 100.00	N/R	1,435,685
	Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	A–	1,497,264
	7.500%, 9/01/39
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds,	12/21 at 100.00	A+	1,244,510
	Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	3/16 at 100.00	AA–	6,873,229
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	AA	1,784,219
	2012A, 5.000%, 10/01/32 – AGM Insured
6,530	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	6,885,885
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
5,000	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment	11/19 at 100.00	AA	5,833,050
	Project 1, Police Facility Subordinate Series 2009, 6.250%, 11/01/39
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013,	9/23 at 100.00	A–	1,417,562
	5.000%, 9/01/34
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26	9/21 at 100.00	A–	1,039,938
810	6.500%, 9/01/32	9/21 at 100.00	A–	984,498
512,315	Total Tax Obligation/Limited			547,283,463
	Transportation – 8.7% (6.0% of Total Investments)
1,715	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	No Opt. Call	AA	2,007,493
	2012F-1, 5.000%, 4/01/30
15,060	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	17,838,269
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
33,235	5.750%, 1/15/46	1/24 at 100.00	BBB–	38,609,764
33,235	6.000%, 1/15/53	1/24 at 100.00	BBB–	38,809,170
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,388,856
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International
	Airport, Senior Lien Series 2015D:
865	5.000%, 5/15/31 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,002,673
3,805	5.000%, 5/15/33 (Alternative Minimum Tax)	5/25 at 100.00	AA	4,360,111
1,000	5.000%, 5/15/36 (Alternative Minimum Tax)	5/25 at 100.00	AA	1,136,270
11,335	5.000%, 5/15/41 (Alternative Minimum Tax)	5/25 at 100.00	AA	12,761,963
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	1,414,300
	Airport, Senior Lien Series 2010D, 5.000%, 5/15/40 (UB) (4)
1,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B,	8/24 at 100.00	AA	1,140,170
	5.000%, 8/01/44
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,826,874
2,000	5.000%, 8/01/44	8/24 at 100.00	AA	2,280,340
120	Palm Springs Financing Authority, California, Palm Springs International Airport Revenue	7/16 at 100.00	N/R	120,740
	Bonds, Series 2006, 5.450%, 7/01/20 (Alternative Minimum Tax)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
1,000	5.000%, 5/01/29 (Alternative Minimum Tax)	No Opt. Call	A+	1,135,970
6,340	5.000%, 5/01/31 (Alternative Minimum Tax)	No Opt. Call	A+	7,146,258
1,180	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series	No Opt. Call	A–	1,324,279
	2012, 5.000%, 3/01/42
4,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series	7/23 at 100.00	A+	4,997,948
	2013B, 5.000%, 7/01/43 (Alternative Minimum Tax)
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/24 at 100.00	A+	5,090,040
	Airport, Second Series 2014B, 5.000%, 5/01/44
2,465	San Francisco Airports Commission, California, Special Facilities Lease Revenue Bonds, San	1/16 at 100.00	AA	2,476,438
	Francisco International Airport, SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27 – AGM
	Insured (Alternative Minimum Tax)
127,430	Total Transportation			146,867,926
	U.S. Guaranteed – 12.8% (8.8% of Total Investments) (6)
11,100	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA (6)	11,279,043
	2006F, 5.000%, 4/01/31 (Pre-refunded 4/01/16) (UB)
5,540	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA (6)	7,613,511
	Option Bond Trust 3211, 13.558%, 10/01/32 (Pre-refunded 4/01/18) (IF)
10	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	10,959
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured (ETM)
2,000	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A,	4/16 at 100.00	Aa3 (6)	2,028,940
	5.000%, 10/01/27 (Pre-refunded 4/01/16) – NPFG Insured
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San	No Opt. Call	Aaa	6,616,116
	Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (6)	1,255,700
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
2,960	5.250%, 2/01/27 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (6)	3,121,024
865	5.250%, 2/01/46 (Pre-refunded 2/01/17)	2/17 at 100.00	N/R (6)	912,056
3,025	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/16 at 100.00	Aaa	3,134,626
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
21,235	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aaa	25,191,505
	Tender Option Bond Trust 1065, 9.404%, 3/01/33 (Pre-refunded 3/01/18) (IF)
11,360	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	AA+ (6)	12,182,123
	System, Series 2007A, 5.125%, 7/15/31 (Pre-refunded 7/15/17)
2,010	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	Aa2 (6)	2,358,775
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
6,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R (6)	6,211,440
	Participation, Series 2007, 5.000%, 9/01/31 (Pre-refunded 9/01/16) – AMBAC Insured
5,425	Coast Community College District, Orange County, California, General Obligation Bonds, Series	8/18 at 100.00	Aa1 (6)	6,010,303
	2006C, 5.000%, 8/01/31 (Pre-refunded 8/01/18) – AGM Insured
16,300	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage	No Opt. Call	Aaa	19,437,750
	Revenue Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
5,000	El Centro Financing Authority, California, Water Revenue Bonds, Series 2006A, 4.750%, 10/01/31	10/16 at 100.00	AA (6)	5,184,350
	(Pre-refunded 10/01/16) – AGM Insured
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	AA (6)	3,691,297
	5.000%, 6/01/29 (Pre-refunded 6/01/16) – AGM Insured
3,135	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA (6)	3,185,411
	5.000%, 4/01/36 (Pre-refunded 4/01/16) – NPFG Insured
320	Independent Cities Lease Finance Authority, California, Mobile Home Park Revenue Bonds, San	5/16 at 100.00	N/R (6)	328,186
	Juan Mobile Estates, Series 2006B, 5.850%, 5/15/41 (Pre-refunded 5/15/16)
1,000	Lindsay Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2007, 5.000%,	8/17 at 100.00	N/R (6)	1,072,160
	8/01/37 (Pre-refunded 8/01/17) – RAAI Insured
13,670	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB+ (6)	15,718,039
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
5,170	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A,	12/21 at 100.00	N/R (6)	6,517,922
	6.000%, 12/01/40 (Pre-refunded 12/01/21)
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	1/16 at 100.00	A+ (6)	3,619,997
	Office Building, Series 1998A, 5.000%, 4/01/23 (Pre-refunded 1/01/16) – AMBAC Insured
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A,	No Opt. Call	N/R (6)	7,450,730
	5.375%, 8/15/29 (ETM)
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B,	No Opt. Call	AAA	1,134,852
	5.000%, 8/15/34 – NPFG Insured (ETM)
	Panama-Buena Vista Union School District, California, Certificates of Participation, School
	Construction Project, Series 2006:
1,065	5.000%, 9/01/22 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (6)	1,102,531
1,120	5.000%, 9/01/23 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (6)	1,159,469
1,170	5.000%, 9/01/24 (Pre-refunded 9/01/16) – NPFG Insured	9/16 at 100.00	AA– (6)	1,211,231
2,895	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	3,584,328
	Series 1990B, 7.500%, 8/01/23 (ETM)
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment	8/17 at 100.00	AA– (6)	1,532,460
	Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	A+ (6)	9,022,181
	Richards Boulevard Building Acquisition, Series 2006C, 5.000%, 12/01/36 (Pre-refunded
	12/01/16) – AMBAC Insured
2,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Series	6/16 at 100.00	AA (6)	2,047,740
	2006, 5.000%, 12/01/31 (Pre-refunded 6/01/16) – FGIC Insured
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding
	Series 2010A:
11,320	5.250%, 5/15/25 (Pre-refunded 5/15/20)	5/20 at 100.00	AA (6)	13,333,149
11,000	5.250%, 5/15/26 (Pre-refunded 5/15/20)	5/20 at 100.00	AA (6)	12,956,240
2,600	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (6)	2,826,304
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
6,000	San Ramon Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2006A,	2/16 at 100.00	A– (6)	6,049,020
	5.000%, 2/01/38 (Pre-refunded 2/01/16) – AMBAC Insured
5,500	Santa Clara County Financing Authority, California, Insured Revenue Bonds, El Camino Hospital,	8/17 at 100.00	A+ (6)	5,961,395
	Series 2007A, 5.750%, 2/01/41 (Pre-refunded 8/01/17) – AMBAC Insured
191,200	Total U.S. Guaranteed			216,052,863
	Utilities – 3.0% (2.0% of Total Investments)
5,735	California Statewide Communities Development Authority, Certificates of Participation, Rio	12/15 at 100.00	N/R	5,734,599
	Bravo Fresno Project, Refunding Series 1999A, 6.500%, 12/01/18
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds,
	Series 2007A:
7,470	5.000%, 11/15/35	No Opt. Call	A	8,590,799
7,610	5.500%, 11/15/37	No Opt. Call	A	9,254,978
5,230	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/22 at 100.00	AA–	5,934,795
	2012B, 5.000%, 7/01/43
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/23 at 100.00	AA–	5,810,026
	2013B, 5.000%, 7/01/28
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	AA–	4,545,920
	2014B, 5.000%, 7/01/43
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender	No Opt. Call	Aa3	4,617,120
	Option Bond Trust 2015-XF2047, 18.044%, 7/01/20 (IF) (4)
2,500	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond	8/23 at 100.00	AA–	3,963,200
	Trust 1186, 16.935%, 8/15/41 (IF) (4)
1,565	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project	7/24 at 100.00	AA–	1,822,223
	Series 2014A, 5.000%, 7/01/35
41,975	Total Utilities			50,273,660
	Water and Sewer – 11.7% (8.0% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost
	Recovery Prepayment Program, Series 2013A:
3,010	5.000%, 10/01/29	4/23 at 100.00	AA–	3,575,760
4,250	5.000%, 10/01/30	4/23 at 100.00	AA–	5,017,295
4,000	5.000%, 10/01/34	4/23 at 100.00	AA–	4,666,360
1,020	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	No Opt. Call	AAA	1,119,134
	Series 2002X, 5.500%, 12/01/17 – FGIC Insured
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	4,188,799
36,420	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	38,606,657
175	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	4/16 at 100.00	AA	175,714
	Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured
385	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	4/16 at 100.00	AA	386,540
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender	2/20 at 100.00	AA	3,678,700
	Option Bond Trust 3152, 18.210%, 8/01/33 – AGM Insured (IF)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water
	System Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/31	6/25 at 100.00	AAA	2,414,960
10,500	5.000%, 6/01/32	6/25 at 100.00	AAA	12,658,800
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	11,507,400
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
1,950	East Valley Water District Financing Authority, California, Refunding Revenue Bonds, Series	10/20 at 100.00	AA–	2,202,701
	2010, 5.000%, 10/01/40
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA+	2,368,976
	of Participation, Tender Option Bond Trust 2015-XF0072, 14.414%, 1/01/30 (IF)
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AA	760,890
	10/01/36 – AGM Insured
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A:
23,430	5.250%, 7/01/39 (UB)	1/21 at 100.00	AA	26,996,750
2,000	5.000%, 7/01/41	1/21 at 100.00	AA	2,282,160
6,710	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA	7,708,045
	5.000%, 7/01/44
1,570	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Series 2015A,	6/25 at 100.00	AA+	1,876,700
	5.000%, 6/01/32
1,485	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series	6/23 at 100.00	AA	1,733,129
	2013A, 5.000%, 6/01/35
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A	5,056,746
	5.500%, 1/01/38
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,011,834
	Bond Trust 09-8B, 17.633%, 7/01/35 (IF) (4)
3,380	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	4,862,840
	Bond Trust 11738, 18.067%, 8/01/29 (IF)
1,510	Orange County Sanitation District, California, Certificates of Participation, Tender Option	2/19 at 100.00	AAA	2,172,482
	Bond Trust 3020, 17.914%, 2/01/35 (IF) (4)
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and	9/16 at 100.00	N/R	3,585,995
	Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured
2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	No Opt. Call	AA	3,044,064
	Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds,	6/24 at 100.00	AA	3,488,910
	Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33
	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding
	Series 2010A:
12,000	5.250%, 5/15/27	5/20 at 100.00	AA	14,034,240
7,170	5.250%, 5/15/28	5/20 at 100.00	AA	8,364,307
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/21 at 100.00	AA–	6,393,229
	Series 2011A, 5.000%, 11/01/41 (UB)
	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,
	Tender Option Bond Trust 2015-XF0226:
750	18.005%, 11/01/28 (IF)	11/21 at 100.00	AA–	1,338,510
750	18.103%, 11/01/43 (IF)	5/22 at 100.00	AA–	1,189,290
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40	8/25 at 100.00	AA	3,502,980
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,858,048
4,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AA	4,386,240
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
171,820	Total Water and Sewer			198,215,185
$ 2,387,145	Total Long-Term Investments (cost $2,193,258,947)			2,447,678,430

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.2% (0.8% of Total Investments)

	MUNICIPAL BONDS – 1.2% (0.8% of Total Investments)

	Health Care – 1.2% (0.8% of Total Investments)
$ 16,630	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 16,643,138
	Health System, Series 2014A, 6.000%, 12/15/15 (7)
1,620	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	1,621,280
	Health System, Series 2014B, 6.000%, 12/15/15 (7)
2,460	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	2,461,943
	Health System, Series 2014C, 6.000%, 12/15/15 (7)
$ 20,710	Total Short-Term Investments (cost $20,710,000)			20,726,361
	Total Investments (cost $2,213,968,947) – 145.8%			2,468,404,791
	Floating Rate Obligations – (5.2)%			(88,165,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.3)% (8)			(699,600,000)
	Other Assets Less Liabilities – 0.7%			12,178,067
	Net Assets Applicable to Common Shares – 100%			$ 1,692,817,858

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$2,447,678,430	$ —	$2,447,678,430
Short-Term Investments:
Municipal Bonds	—	—	20,726,361	20,726,361
Total	$ —	$2,447,678,430	$20,726,361	$2,468,404,791

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Short-Term
Municipal Bonds
Balance at the beginning of period	$20,886,656
Gains (losses):
Net realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(160,295)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers into	—
Transfers (out of)	—
Balance at the end of period	$20,726,361

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market		Unobservable
	Value	Techniques	Inputs	Range
Short-Term Municipal Bonds	$20,726,361	Discounted Cash Flow	Municipal BBB Benchmark	1% - 4%
			B-Rated Hospital Sector

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of November 30, 2015, the cost of investments was $2,122,584,293.

Gross unrealized appreciation and gross unrealized depreciation of investments as of November 30, 2015, were as follows:

Gross unrealized:
Appreciation	$266,313,601
Depreciation	(8,661,429)
Net unrealized appreciation (depreciation) of investments	$257,652,172

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.3%.
(ETM)	Escrowed to maturity.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Dividend Advantage Municipal Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         January 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         January 29, 2016